Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Paid-in capital value	R$ 15,000
Paid-in capital shares		683,509,869
Dividends paid, classified as operating activities	547,645	R$ 40,806
[custom:SurplusMinimumMandatory]		26,376
[custom:DividendsPaidClassifiedAsOperatingActivities1]		231,163
[custom:AdditionalProposedDividends]	96,700	40,806	R$ 141,203
[custom:TotalingProposedDividends]	R$ 644,345	R$ 271,969
Dividends paid, ordinary shares per share	R$ 0.9427	R$ 0.3979
[custom:DividendsWithholdingIncomeTaxRecognizedInCurrentLiabilities-0]	R$ 41,069	R$ 14,430
[custom:DividendsWitheldIncomeTax-0]	41,069	14,430
[custom:DeclaredDividendPayables-0]	548,006	231,611
[custom:DeclaredDividendPayables1-0]	547,645	231,163
[custom:DividendsWitheldIncomeTax1-0]	R$ 361	448
[custom:DescriptionOfLegalReserve]	Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends
[custom:InvestmentReserve]	R$ 8,297,489	R$ 6,751,258
Retained earnings	R$ 1,546,231